Employee Benefit Plan, Tax Status - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Tax Status [Line Items]
EBP, Tax Status	TAX STATUS The Internal Revenue Service (“IRS”) has determined and informed the Company by a letter dated August 8, 2017 that the Plan and the Master Trust are designed in accordance with applicable sections of the Internal Revenue Code (“IRC”). The Plan has been amended since receiving the determination letter and on December 8, 2025, the Company filed an application for a determination that the restated Plan document and the Master Trust continue to be designed in accordance with the applicable sections of the IRC but has not received confirmation from the IRS. However, the Administrative Committee of the Plan believes the Plan and the Master Trust continue to be designed and are currently being operated in material compliance with the applicable requirements of the IRC and therefore believes that the Plan is qualified under Section 401(a) of the IRC and thus is tax-exempt. For these reasons, no provision for income taxes is shown in the Plan’s financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress. The Plan's Administrative Committee believes it is no longer subject to income tax examinations for Plan years prior to 2022.
EBP, Tax Determination Letter, Obtained [true false]	true
EBP, Tax Determination Letter, Date	Aug. 08, 2017